Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.9%)
Angi, Inc. *	12,670	206
Cable One, Inc.	1,589	281
CarGurus, Inc. *	29,082	1,083
Cars.com, Inc. *	19,672	240
Cinemark Holdings, Inc.	35,063	983
Cogent Communications Holdings, Inc.	16,358	627
DoubleVerify Holdings, Inc. *	46,751	560
Gogo, Inc. *	25,692	221
IAC, Inc. *	23,129	788
John Wiley & Sons, Inc. - Class A	14,110	571
Lumen Technologies, Inc. *	323,542	1,980
Madison Square Garden Sports Corp. *	6,137	1,393
QuinStreet, Inc. *	19,605	303
Scholastic Corp.	7,770	213
Shenandoah Telecommunications Co.	15,683	211
Shutterstock, Inc.	8,304	173
TEGNA, Inc.	55,079	1,120
Telephone and Data Systems, Inc.	33,630	1,320
Thryv Holdings, Inc. *	14,215	171
TripAdvisor, Inc. *	39,977	650
Uniti Group, Inc. *	61,595	377
Yelp, Inc. *	20,452	638
Ziff Davis, Inc. *	14,115	538

Total		14,647

Consumer Discretionary (13.5%)
Academy Sports & Outdoors, Inc.	22,761	1,139
Acushnet Holdings Corp.	9,492	745
Adient PLC *	27,765	669
Adtalem Global Education, Inc. *	12,317	1,902
Advance Auto Parts, Inc.	20,556	1,262
American Axle & Manufacturing Holdings, Inc. *	40,222	242
American Eagle Outfitters, Inc.	55,466	949
Asbury Automotive Group, Inc. *	6,732	1,646
BJ’s Restaurants, Inc. *	7,618	233
Bloomin’ Brands, Inc.	26,582	191

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Boot Barn Holdings, Inc. *	10,470	1,735
BorgWarner, Inc.	74,200	3,262
Brinker International, Inc. *	15,235	1,930
The Buckle, Inc.	10,366	608
Caesars Entertainment, Inc. *	71,275	1,926
Caleres, Inc.	11,558	151
Carter’s, Inc.	12,542	354
Cavco Industries, Inc. *	2,714	1,576
Century Communities, Inc.	8,808	558
Champion Homes, Inc. *	19,372	1,479
The Cheesecake Factory, Inc.	15,665	856
Cracker Barrel Old Country Store, Inc.	7,665	338
Dana, Inc.	44,895	900
Dave & Buster’s Entertainment, Inc. *	9,284	169
Dick’s Sporting Goods, Inc.	–	–π
Dorman Products, Inc. *	9,549	1,489
Dream Finders Homes, Inc. - Class A *	9,922	257
Ethan Allen Interiors, Inc.	7,937	234
Etsy, Inc. *	33,972	2,255
Fox Factory Holding Corp. *	14,393	350
Frontdoor, Inc. *	24,968	1,680
Gentherm, Inc. *	10,512	358
G-III Apparel Group, Ltd. *	13,122	349
Golden Entertainment, Inc.	6,757	159
Green Brick Partners, Inc. *	10,496	775
Group 1 Automotive, Inc.	4,343	1,900
Guess?, Inc.	10,561	176
Hanesbrands, Inc. *	121,775	802
Helen of Troy, Ltd. *	7,848	198
Installed Building Products, Inc.	7,822	1,929
Kohl’s Corp.	38,565	593
Kontoor Brands, Inc.	17,513	1,397
La-Z-Boy, Inc.	14,023	481
LCI Industries	8,295	773
Leggett & Platt, Inc.	46,589	414
LGI Homes, Inc. *	6,893	356
M/I Homes, Inc. *	9,040	1,306

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
MarineMax, Inc. *	6,502	165
Matthews International Corp.	10,596	257
Meritage Homes Corp.	24,385	1,766
Mister Car Wash, Inc. *	33,825	180
Monarch Casino & Resort, Inc.	4,277	453
Monro, Inc.	10,320	185
National Vision Holdings, Inc. *	27,087	791
Newell Brands, Inc.	143,344	751
Oxford Industries, Inc.	4,835	196
Papa John’s International, Inc.	11,275	543
Patrick Industries, Inc.	11,394	1,178
Penn Entertainment, Inc. *	48,082	926
Perdoceo Education Corp.	20,880	786
PHINIA, Inc.	13,308	765
Pursuit Attractions and Hospitality, Inc. *	7,387	267
Sabre Corp. *	136,309	249
Sally Beauty Holdings, Inc. *	34,057	554
Shake Shack, Inc. - Class A *	13,788	1,291
Shoe Carnival, Inc.	6,072	126
Signet Jewelers, Ltd.	14,097	1,352
Six Flags Entertainment Corp. *	34,639	787
Sonic Automotive, Inc. - Class A	5,053	384
Sonos, Inc. *	41,280	652
Standard Motor Products, Inc.	7,193	294
Steven Madden, Ltd.	24,845	832
Strategic Education, Inc.	8,084	695
Stride, Inc. *	14,757	2,198
Sturm, Ruger & Co., Inc.	5,567	242
Topgolf Callaway Brands Corp. *	48,103	457
TRI Pointe Homes, Inc. *	29,970	1,018
United Parks & Resorts, Inc. *	9,470	490
Upbound Group, Inc.	17,932	424
Urban Outfitters, Inc. *	18,426	1,316
Victoria’s Secret & Co. *	27,487	746
The Wendy’s Co.	53,901	494
Winnebago Industries, Inc.	9,505	318

Index 600 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Wolverine World Wide, Inc.	27,969	767
Worthington Enterprises, Inc.	10,804	600
XPEL, Inc. *	8,671	287

Total		68,833

Consumer Staples (2.5%)
The Andersons, Inc.	11,565	460
Cal-Maine Foods, Inc.	15,628	1,471
Central Garden & Pet Co. *	2,791	91
Central Garden & Pet Co. - Class A *	17,603	520
The Chefs’ Warehouse, Inc. *	12,450	726
Edgewell Personal Care Co.	15,995	326
Energizer Holdings, Inc.	20,912	521
Fresh Del Monte Produce, Inc.	11,394	396
Freshpet, Inc. *	16,691	920
Grocery Outlet Holding Corp. *	33,773	542
Interparfums, Inc.	6,302	620
J & J Snack Foods Corp.	5,310	510
John B. Sanfilippo & Son, Inc.	3,154	203
MGP Ingredients, Inc.	4,793	116
National Beverage Corp. *	8,063	298
PriceSmart, Inc.	8,610	1,043
Reynolds Consumer Products, Inc.	18,824	461
The Simply Good Foods Co. *	31,644	785
Tootsie Roll Industries, Inc.	6,762	283
TreeHouse Foods, Inc. *	15,299	309
United Natural Foods, Inc. *	20,849	784
Universal Corp.	8,567	479
USANA Health Sciences, Inc. *	3,713	102
WD-40 Co.	4,629	915

Total		12,881

Energy (4.4%)
Archrock, Inc.	60,256	1,585
Atlas Energy Solutions, Inc.	26,411	300
Bristow Group, Inc. *	8,630	311
Cactus, Inc. - Class A	23,448	925
California Resources Corp.	24,942	1,326
Comstock Resources, Inc. *	27,237	540

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Energy continued
Core Laboratories, Inc.	16,066	199
Core Natural Resources, Inc.	17,641	1,473
Crescent Energy Co.	63,982	571
CVR Energy, Inc. *	10,380	379
Dorian LPG, Ltd.	12,595	375
Helix Energy Solutions Group, Inc. *	47,088	309
Helmerich & Payne, Inc.	34,008	751
Innovex International, Inc. *	13,267	246
International Seaways, Inc.	13,935	642
Kinetik Holdings, Inc.	14,918	638
Kodiak Gas Services, Inc.	22,656	838
Liberty Energy, Inc.	55,762	688
Magnolia Oil & Gas Corp. - Class A	63,482	1,515
Noble Corp. PLC	42,994	1,216
Northern Oil and Gas, Inc.	33,223	824
Oceaneering International, Inc. *	34,223	848
Par Pacific Holdings, Inc. *	17,491	620
Patterson-UTI Energy, Inc.	119,450	619
Peabody Energy Corp.	41,665	1,105
REX American Resources Corp. *	9,752	299
RPC, Inc.	30,036	143
SM Energy Co.	39,335	982
Talos Energy, Inc. *	43,994	422
Tidewater, Inc. *	15,845	845
Vital Energy, Inc. *	10,020	169
World Kinect Corp.	19,121	496

Total		22,199

Financials (18.8%)
Acadian Asset Management, Inc.	9,121	439
Adamas Trust, Inc.	28,907	201
Ameris Bancorp	22,039	1,616
AMERISAFE, Inc.	6,435	282
Apollo Commercial Real Estate Finance, Inc.	44,796	454
Arbor Realty Trust, Inc.	65,783	803
ARMOUR Residential REIT, Inc.	38,380	573
Artisan Partners Asset Management, Inc. - Class A	24,111	1,046
Assured Guaranty, Ltd.	15,307	1,296
Atlantic Union Bankshares Co.	48,837	1,723
Axos Financial, Inc. *	19,330	1,636
Banc of California, Inc.	44,783	741

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Financials continued
BancFirst Corp.	7,108	899
The Bancorp, Inc. *	15,783	1,182
Bank of Hawaii Corp.	13,685	898
BankUnited, Inc.	25,719	981
Banner Corp.	11,828	775
Beacon Financial Corp.	28,399	673
BGC Group, Inc. - Class A	125,024	1,183
Blackstone Mortgage Trust, Inc.	54,573	1,005
Capitol Federal Financial, Inc.	42,032	267
Cathay General Bancorp	23,679	1,137
Central Pacific Financial Corp.	9,283	282
City Holding Co.	4,989	618
Cohen & Steers, Inc.	9,481	622
Community Financial System, Inc.	18,109	1,062
Customers Bancorp, Inc. *	10,123	662
CVB Financial Corp.	44,334	838
Dime Community Bancshares, Inc.	13,898	415
Donnelley Financial Solutions, Inc. *	9,464	487
Eagle Bancorp, Inc.	9,511	192
Ellington Financial, Inc.	34,393	446
Employers Holdings, Inc.	8,084	343
Enact Holdings, Inc.	10,187	391
Encore Capital Group, Inc. *	7,920	331
Enova International, Inc. *	8,565	986
EVERTEC, Inc.	22,025	744
EZCORP, Inc. - Class A *	19,940	380
FB Financial Corp.	14,359	800
First Bancorp	68,817	1,955
First Commonwealth Financial Corp.	35,579	607
First Financial Bancorp	32,689	825
First Hawaiian, Inc.	42,664	1,059
Franklin BSP Realty Trust, Inc.	28,339	308
Fulton Financial Corp.	62,375	1,162
Genworth Financial, Inc. *	140,538	1,251
Goosehead Insurance, Inc. - Class A	8,725	649
HA Sustainable Infrastructure Capital, Inc.	42,440	1,303
Hanmi Financial Corp.	10,281	254
HCI Group, Inc.	3,696	709
Heritage Financial Corp.	11,683	283

Index 600 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Financials continued
Hilltop Holdings, Inc.	15,178	507
Hope Bancorp, Inc.	43,657	470
Horace Mann Educators Corp.	13,997	632
Independent Bank Corp.	17,088	1,182
Jackson Financial, Inc.	23,867	2,416
KKR Real Estate Finance Trust, Inc.	18,772	169
Lakeland Financial Corp.	8,787	564
Lincoln National Corp.	57,842	2,333
MarketAxess Holdings, Inc.	12,811	2,232
Mercury General Corp.	9,149	776
Moelis & Co. - Class A	25,420	1,813
Mr. Cooper Group, Inc.	21,939	4,625
National Bank Holding Corp.	12,971	501
Navient Corp.	23,607	310
NBT Bancorp, Inc.	17,918	748
NCR Atleos Corp. *	25,202	991
NMI Holdings, Inc. *	26,521	1,017
Northwest Bancshares, Inc.	50,320	623
OFG Bancorp	15,327	667
Palomar Holdings, Inc. *	9,165	1,070
Park National Corp.	4,893	795
Pathward Financial, Inc.	7,903	585
Payoneer Global, Inc.	99,694	603
PennyMac Mortgage Investment Trust	29,966	367
Piper Sandler Cos.	5,697	1,977
PJT Partners, Inc. - Class A	8,332	1,481
PRA Group, Inc. *	13,449	208
Preferred Bank - Los Angeles	3,963	358
ProAssurance Corp. *	17,696	425
PROG Holdings, Inc.	13,612	440
Provident Financial Services, Inc.	44,646	861
Radian Group, Inc.	46,486	1,684
Ready Capital Corp.	53,172	206
Redwood Trust, Inc.	44,493	258
Renasant Corp.	32,563	1,201
S&T Bancorp, Inc.	13,200	496
Safety Insurance Group, Inc.	5,121	362
Seacoast Banking Corp. of Florida	29,609	901
ServisFirst Bancshares, Inc.	17,225	1,387
Simmons First National Corp.	49,445	948
SiriusPoint, Ltd. *	35,759	647

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Financials continued
Southside Bancshares, Inc.	9,733	275
Stellar Bancorp, Inc.	15,841	481
StepStone Group, Inc. - Class A	24,760	1,617
Stewart Information Services Corp.	9,635	706
StoneX Group, Inc. *	15,917	1,606
Tompkins Financial Corp.	4,370	289
Triumph Financial, Inc. *	7,761	388
Trupanion, Inc. *	11,543	500
TrustCo Bank Corp.	6,484	235
Trustmark Corp.	20,776	823
Two Harbors Investment Corp.	35,875	354
United Community Banks, Inc.	41,552	1,303
United Fire Group, Inc.	7,508	228
Veritex Holdings, Inc.	18,843	632
Victory Capital Holdings, Inc.	16,925	1,096
Virtu Financial, Inc. - Class A	27,366	972
Virtus Investment Partners, Inc.	2,157	410
WaFd, Inc.	26,960	817
Walker & Dunlop, Inc.	11,666	976
Westamerica Bancorporation	8,770	438
WisdomTree, Inc.	41,040	570
World Acceptance Corp. *	1,074	182
WSFS Financial Corp.	19,178	1,034

Total		95,542

Health Care (10.5%)
Acadia Healthcare Co., Inc. *	31,587	782
Acadia Pharmaceuticals, Inc. *	42,975	917
AdaptHealth Corp. *	36,910	330
Addus HomeCare Corp. *	6,210	733
ADMA Biologics, Inc. *	81,787	1,199
Alkermes PLC *	56,572	1,697
AMN Healthcare Services, Inc. *	13,191	255
Amphastar Pharmaceuticals, Inc. *	12,320	328
ANI Pharmaceuticals, Inc. *	5,908	541
Arcus Biosciences, Inc. *	23,548	320
Arrowhead Pharmaceuticals, Inc. *	47,381	1,634

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Artivion, Inc. *	14,293	605
Astrana Health, Inc. *	14,781	419
Avanos Medical, Inc. *	15,978	185
Azenta, Inc. *	14,044	403
BioLife Solutions, Inc. *	13,358	341
Catalyst Pharmaceuticals, Inc. *	39,348	775
Certara, Inc. *	41,468	507
Collegium Pharmaceutical, Inc. *	10,837	379
Concentra Group Holdings Parent, Inc.	40,789	854
CONMED Corp.	10,554	496
Corcept Therapeutics, Inc. *	32,146	2,672
CorVel Corp. *	10,713	829
Cytek Biosciences, Inc. *	37,670	131
Dynavax Technologies Corp. *	34,315	341
Embecta Corp.	20,063	283
Enovis Corp. *	19,517	592
Fortrea Holdings, Inc. *	31,347	264
Glaukos Corp. *	19,650	1,603
Harmony Biosciences Holdings, Inc. *	13,653	376
HealthStream, Inc.	8,161	231
ICU Medical, Inc. *	8,456	1,014
Innoviva, Inc. *	20,586	376
Inspire Medical Systems, Inc. *	9,264	687
Integer Holdings Corp. *	11,996	1,240
Integra LifeSciences Holdings Corp. *	23,064	331
Krystal Biotech, Inc. *	8,826	1,558
LeMaitre Vascular, Inc.	7,161	627
Ligand Pharmaceuticals, Inc. *	6,709	1,189
Merit Medical Systems, Inc. *	20,303	1,690
Myriad Genetics, Inc. *	32,027	232
National HealthCare Corp.	4,229	514
Neogen Corp. *	74,770	427
NeoGenomics, Inc. *	44,466	343
OmniAb, Inc. - 12.50 Earnout Consideration *,Æ	2,585	–
OmniAb, Inc. - 15.00 Earnout Consideration *,Æ	2,585	–
Omnicell, Inc. *	15,813	482
Organon & Co.	88,984	950
Pacira Biosciences, Inc. *	15,462	399

Index 600 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Pediatrix Medical Group, Inc. *	29,392	492
Phibro Animal Health Corp. - Class A	6,963	282
Premier, Inc.	28,163	783
Prestige Consumer Healthcare, Inc. *	16,857	1,052
Privia Health Group, Inc. *	39,453	982
Progyny, Inc. *	27,525	592
Protagonist Therapeutics, Inc. *	20,042	1,331
QuidelOrtho Corp. *	23,186	683
RadNet, Inc. *	23,727	1,808
Sarepta Therapeutics, Inc. *	33,635	648
Schrodinger, Inc. *	19,299	387
Select Medical Holdings Corp.	37,987	488
STAAR Surgical Co. *	17,058	458
Supernus Pharmaceuticals, Inc. *	19,195	917
Tandem Diabetes Care, Inc. *	23,259	282
Teleflex, Inc.	15,146	1,853
TG Therapeutics, Inc. *	46,507	1,680
TransMedics Group, Inc. *	11,684	1,311
UFP Technologies, Inc. *	2,629	525
US Physical Therapy, Inc.	5,235	445
Veracyte, Inc. *	26,927	924
Vericel Corp. *	17,206	542
Vir Biotechnology, Inc. *	32,823	187
Waystar Holding Corp. *	39,428	1,495
Xencor, Inc. *	24,549	288

Total		53,516

Industrials (17.5%)
AAR Corp. *	12,132	1,088
ABM Industries, Inc.	21,293	982
Air Lease Corp.	36,011	2,292
Alamo Group, Inc.	3,711	708
Albany International Corp.	10,156	541
Allegiant Travel Co. *	4,641	282
Amentum Holdings, Inc. *	52,521	1,258
American Woodmark Corp. *	5,013	335
Apogee Enterprises, Inc.	7,412	323
ArcBest Corp.	7,752	542
Arcosa, Inc.	16,796	1,574
Armstrong World Industries, Inc.	14,828	2,906
Astec Industries, Inc.	7,874	379

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Industrials continued
AZZ, Inc.	10,270	1,121
Boise Cascade Co.	12,778	988
Brady Corp. - Class A	14,988	1,170
CoreCivic, Inc. *	36,852	750
CSG Systems International, Inc.	9,434	607
CSW Industrials, Inc.	5,754	1,397
Deluxe Corp.	15,448	299
DNOW, Inc. *	36,872	562
DXP Enterprises, Inc. *	4,376	521
Dycom Industries, Inc. *	9,915	2,893
Enerpac Tool Group Corp.	18,566	761
EnPro, Inc.	7,210	1,629
Enviri Corp. *	27,756	352
ESCO Technologies, Inc.	8,853	1,869
Everus Construction Group, Inc. *	17,482	1,499
Federal Signal Corp.	20,839	2,480
Forward Air Corp. *	7,555	194
Franklin Electric Co., Inc.	13,093	1,246
Gates Industrial Corp. PLC *	88,273	2,191
The GEO Group, Inc. *	47,548	974
Gibraltar Industries, Inc. *	10,160	638
Granite Construction, Inc.	15,002	1,645
The Greenbrier Cos., Inc.	10,631	491
Griffon Corp.	13,391	1,020
Hayward Holdings, Inc. *	68,195	1,031
Healthcare Services Group, Inc. *	24,926	419
Heartland Express, Inc.	15,720	132
Heidrick & Struggles International, Inc.	7,137	355
Hertz Global Holdings, Inc. *	42,786	291
Hillenbrand, Inc.	24,259	656
HNI Corp.	15,778	739
Hub Group, Inc. - Class A	20,676	712
Insteel Industries, Inc.	6,682	256
Interface, Inc.	20,089	581
JBT Marel Corp.	17,812	2,502
JetBlue Airways Corp. *	100,138	493
Kadant, Inc.	4,033	1,200
Kennametal, Inc.	26,169	548
Korn Ferry	17,910	1,253
Lindsay Corp.	3,700	520
Liquidity Services, Inc. *	8,172	224
ManpowerGroup, Inc.	15,934	604
Marten Transport, Ltd.	19,930	212

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Masterbrand, Inc. *	43,630	575
Matson, Inc.	10,888	1,073
Mercury Systems, Inc. *	18,068	1,398
MillerKnoll, Inc.	23,339	414
Moog, Inc. - Class A	9,743	2,023
Mueller Water Products, Inc.	53,551	1,367
MYR Group, Inc. *	5,316	1,106
National Presto Industries, Inc.	1,820	204
OPENLANE, Inc. *	36,383	1,047
Pitney Bowes, Inc.	54,087	617
Powell Industries, Inc.	3,240	988
Proto Labs, Inc. *	8,219	411
Quanex Building Products Corp.	15,740	224
Resideo Technologies, Inc. *	46,903	2,025
Robert Half, Inc.	34,224	1,163
Rush Enterprises, Inc. - Class A	20,950	1,120
RXO, Inc. *	56,102	863
Schneider National, Inc. - Class B	17,142	363
SkyWest, Inc. *	13,812	1,390
SPX Technologies, Inc. *	16,933	3,163
Standex International Corp.	4,129	875
Sterling Infrastructure, Inc. *	10,428	3,542
Sun Country Airlines Holdings, Inc. *	18,353	217
Sunrun, Inc. *	79,074	1,367
Tennant Co.	6,292	510
Titan International, Inc. *	16,474	125
Trinity Industries, Inc.	27,643	775
UniFirst Corp.	5,161	863
Verra Mobility Corp. *	54,646	1,350
Vestis Corp.	38,583	175
Vicor Corp. *	7,881	392
Werner Enterprises, Inc.	20,591	542
WillScot Holdings Corp.	62,371	1,317
Zurn Elkay Water Solutions Corp.	51,109	2,404

Total		89,223

Information Technology (15.0%)
A10 Networks, Inc.	24,832	451
ACI Worldwide, Inc. *	35,374	1,867
ACM Research, Inc. - Class A *	18,099	708
Adeia, Inc.	37,645	632
Advanced Energy Industries, Inc.	12,904	2,195
Agilysys, Inc. *	8,733	919

Index 600 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Alarm.com Holdings, Inc. *	17,060	906
Alpha & Omega Semiconductor, Ltd. *	8,507	238
Arlo Technologies, Inc. *	35,927	609
Axcelis Technologies, Inc. *	10,758	1,050
Badger Meter, Inc.	10,104	1,804
Benchmark Electronics, Inc.	12,364	477
BlackLine, Inc. *	17,797	945
Box, Inc. *	49,633	1,602
Bread Financial Holdings, Inc.	15,964	890
Calix, Inc. *	20,345	1,249
CEVA, Inc. *	8,137	215
CleanSpark, Inc. *	96,330	1,397
Clear Secure, Inc. - Class A	29,861	997
Cohu, Inc. *	16,094	327
Corsair Gaming, Inc. *	16,186	144
CTS Corp.	10,154	406
Digi International, Inc. *	12,780	466
DigitalOcean Holdings, Inc. *	23,363	798
Diodes, Inc. *	15,888	845
DXC Technology Co. *	61,205	834
Enphase Energy, Inc. *	44,818	1,586
ePlus, Inc.	9,006	639
Extreme Networks, Inc. *	45,199	933
FormFactor, Inc. *	26,415	962
Grid Dynamics Holdings, Inc. *	22,738	175
Harmonic, Inc. *	39,163	399
Ichor Holdings, Ltd. *	11,679	205
Impinj, Inc. *	8,875	1,604
Insight Enterprises, Inc. *	10,782	1,223
InterDigital, Inc.	8,846	3,054
Itron, Inc. *	15,675	1,952
Knowles Corp. *	29,354	684
Kulicke and Soffa Industries, Inc.	17,825	724
LiveRamp Holdings, Inc. *	22,582	613
MARA Holdings, Inc. *	126,982	2,319
MaxLinear, Inc. *	27,905	449
Mirion Technologies, Inc. *	84,069	1,955
N-able, Inc. *	25,259	197
NCR Voyix Corp. *	47,194	592
NetScout Systems, Inc. *	23,309	602
OSI Systems, Inc. *	5,409	1,348
PC Connection, Inc.	3,933	244
PDF Solutions, Inc. *	11,028	285

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Penguin Solutions, Inc. *	16,412	431
Photronics, Inc. *	20,734	476
Plexus Corp. *	9,250	1,338
Progress Software Corp. *	14,838	652
Q2 Holdings, Inc. *	21,391	1,548
Qorvo, Inc. *	28,907	2,633
Ralliant Corp.	38,639	1,690
Rogers Corp. *	5,744	462
Sandisk Corp. *	47,323	5,310
Sanmina Corp. *	18,270	2,103
ScanSource, Inc. *	7,156	315
Semtech Corp. *	29,698	2,122
SiTime Corp. *	7,487	2,256
SolarEdge Technologies, Inc. *	20,440	756
Sprinklr, Inc. - Class A *	41,791	323
SPS Commerce, Inc. *	12,984	1,352
Teradata Corp. *	32,304	695
TTM Technologies, Inc. *	35,413	2,040
Ultra Clean Holdings, Inc. *	15,618	426
Veeco Instruments, Inc. *	20,727	631
ViaSat, Inc. *	46,013	1,348
Viavi Solutions, Inc. *	76,439	970
Vishay Intertechnology, Inc.	42,200	646

Total		76,238

Materials (4.8%)
AdvanSix, Inc.	9,237	179
Alpha Metallurgical Resources, Inc. *	3,775	619
Balchem Corp.	11,132	1,670
Celanese Corp.	37,529	1,579
Century Aluminum Co. *	18,315	538
The Chemours Co.	51,215	811
Element Solutions, Inc.	77,865	1,960
FMC Corp.	42,820	1,440
H.B. Fuller Co.	18,479	1,095
Hawkins, Inc.	7,154	1,307
Hecla Mining Co.	226,688	2,743
Ingevity Corp. *	12,551	693
Innospec, Inc.	8,478	654
Kaiser Aluminum Corp.	5,517	426
Koppers Holdings, Inc.	6,786	190
Materion Corp.	7,093	857
Metallus, Inc. *	12,385	205
Minerals Technologies, Inc.	10,717	666
O-I Glass, Inc. *	52,655	683
Quaker Chemical Corp.	4,699	619
Sealed Air Corp.	50,410	1,782
Sensient Technologies Corp.	14,557	1,366

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Materials continued
Stepan Co.	7,394	353
SunCoke Energy, Inc.	29,149	238
Sylvamo Corp.	11,556	511
Warrior Met Coal, Inc.	18,016	1,146
Worthington Steel, Inc.	11,207	341

Total		24,671

Real Estate (7.2%)
Acadia Realty Trust	44,796	903
Alexander & Baldwin, Inc.	25,054	456
American Assets Trust, Inc.	16,009	325
Apple Hospitality REIT, Inc.	75,868	911
Armada Hoffler Properties, Inc.	27,303	191
Brandywine Realty Trust	59,020	246
CareTrust REIT, Inc.	75,564	2,621
Centerspace	5,768	340
Curbline Properties Corp.	33,336	743
Cushman & Wakefield PLC *	79,328	1,263
DiamondRock Hospitality Co.	69,932	557
Douglas Emmett, Inc.	57,298	892
Easterly Government Properties, Inc.	14,815	340
Elme Communities	30,350	512
Essential Properties Realty Trust, Inc.	68,045	2,025
eXp World Holdings, Inc.	30,850	329
Four Corners Property Trust, Inc.	35,963	878
Getty Realty Corp.	17,751	476
Global Net Lease, Inc.	67,761	551
Highwoods Properties, Inc.	37,029	1,178
Innovative Industrial Properties, Inc.	9,646	517
JBG SMITH Properties	21,244	473
Kennedy-Wilson Holdings, Inc.	41,282	343
LTC Properties, Inc.	15,814	583
LXP Industrial Trust	101,263	907
The Macerich Co.	86,546	1,575
Marcus & Millichap, Inc.	8,323	244
Medical Properties Trust, Inc.	169,655	860
Millrose Properties, Inc. - Class A	41,240	1,386
NexPoint Residential Trust, Inc.	7,505	242
OUTFRONT Media, Inc.	49,788	912

Index 600 Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Pebblebrook Hotel Trust	40,377	460
Phillips Edison & Co., Inc.	43,089	1,479
Ryman Hospitality Properties, Inc.	21,613	1,936
Safehold, Inc.	15,645	242
Saul Centers, Inc.	4,291	137
SITE Centers Corp.	18,055	163
SL Green Realty Corp.	24,329	1,455
The St. Joe Co.	13,654	676
Summit Hotel Properties, Inc.	36,445	200
Sunstone Hotel Investors, Inc.	64,878	608
Tanger, Inc.	38,780	1,312
Terreno Realty Corp.	35,444	2,011
Universal Health Realty Income Trust	4,391	172
Urban Edge Properties	43,048	881
Veris Residential, Inc.	27,622	420
Whitestone REIT	15,456	190
Xenia Hotels & Resorts, Inc.	32,619	448

Total		36,569

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Utilities (2.1%)
American States Water Co.	13,186	967
Avista Corp.	27,782	1,051
California Water Service Group	20,399	936
Chesapeake Utilities Corp.	8,067	1,087
Clearway Energy, Inc. - Class A	11,897	320
Clearway Energy, Inc. - Class C	28,502	805
H2O America	11,297	550
MDU Resources Group, Inc.	70,024	1,247
MGE Energy, Inc.	12,514	1,053
Middlesex Water Co.	6,203	336
Northwest Natural Holding Co.	14,090	633
Otter Trail Corp.	14,361	1,177
Unitil Corp.	6,092	292

Total		10,454

Total Common Stocks (Cost: $418,250)		504,773

Short-Term Investments (0.1%)	Shares/ Par +	Value $ (000’s)

Governments (0.1%)
US Treasury 0.000%, 11/28/25 ß	282,000	280

Total		280

Total Short-Term Investments (Cost: $280)		280

Total Investments (99.3%) (Cost: $418,530)@		505,053

Other Assets, Less Liabilities (0.7%)		3,777

Net Assets (100.0%)		508,830

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Futures	Long	USD	1	25	12/25	$3,069	$21	$3
E-Mini S&P MidCap 400 Future	Long	USD	1	4	12/25	1,315	1	2

							$22	$5

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$5	$5	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
π	Amount is less than one thousand.
Æ	Security valued using significant unobservable inputs.
ß	Part or all of the security has been pledged as collateral.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $418,530 and the net unrealized appreciation of investments based on that cost was $86,545 which is comprised of $142,241 aggregate gross unrealized appreciation and $55,696 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$504,773	$—	$—
Short-Term Investments	—	280	—
Other Financial Instruments^
Futures	22	—	—

Total Assets:	$504,795	$280	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand